RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Weighted Average Duration of Defined Benefit Pension Obligations	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule of Weighted Average Duration of Defined Benefit Pension Obligations [Abstract]
Duration of the defined benefit obligation	18	19